Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation
Share-based compensation expense	$ 3,006,000	$ 4,127,000
Unrecognized compensation cost	$ 24,300,000
Unrecognized compensation cost - weighted-average remaining service period	3 years 6 months 3 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 1,697,000	3,756,000
Administrative expenses
Share-based Compensation
Share-based compensation expense	1,237,000	$ 371,000
Cost of goods
Share-based Compensation
Share-based compensation expense	$ 72,000